SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Balance at the beginning of the year	$ (758)	$ 1,222	$ 34
Foreign currency translation adjustments	782	(1,980)	(254)
Realized foreign currency translation adjustments	0	0	1,442
Total accumulated other comprehensive income (loss)	$ 24	$ (758)	$ 1,222